UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-08497

Name of Fund:  BlackRock Corporate High Yield Fund III, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, BlackRock Corporate High Yield Fund III, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31

Date of reporting period: 07/01/06 - 06/30/07

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08497
Reporting Period: 07/01/2006 - 06/30/2007
BlackRock Corporate High Yield Fund III, Inc.









===================== BlackRock CORPORATE HIGH YIELD FUND III, INC.=============


GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ           Security ID:  37246R205
Meeting Date: NOV 16, 2006   Meeting Type: Annual
Record Date:  OCT 18, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director David L. Eaton             For       For        Management
2     Elect Director Charles Macaluso           For       For        Management
3     Elect Director Michael Y. McGovern        For       For        Management
4     Elect Director Kenneth A. Ghazey          For       For        Management
5     Increase Authorized Common Stock          For       For        Management


--------------------------------------------------------------------------------

LODGIAN, INC.

Ticker:       LGN            Security ID:  54021P403
Meeting Date: APR 24, 2007   Meeting Type: Annual
Record Date:  MAR 9, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Stewart J. Brown           For       For        Management
1.2   Elect Director Stephen P. Grathwohl       For       For        Management
1.3   Elect Director Dr. Sheryl E. Kimes        For       Withhold   Management
1.4   Elect Director Kevin C. Mctavish          For       For        Management
1.5   Elect Director Edward J. Rohling          For       For        Management
1.6   Elect Director Alex R. Lieblong           For       For        Management
1.7   Elect Director Paul J. Garity             For       For        Management
1.8   Elect Director Peter T. Cyrus             For       For        Management
1.9   Elect Director Michael J. Grondahl        For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:     /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Corporate High Yield Fund III, Inc.


Date:  August 15, 2007